Income taxes and deferred taxes (Tables)	12 Months Ended
Dec. 31, 2021
Financial Debt
Disclosure of detailed information about income tax expenses (text block)

	For the year ended December 31
(in EUR 000)	2021	2020	2019
Current tax	(2,984)	(104)	(61)
Deferred tax Income/(Expense)	4	11	(9)
Total Income Tax Expenses	(2,980)	(93)	(70)

Disclosure of detailed information about effective tax rate (text block)

	For the year ended December 31
(in EUR 000)	2021	2020	2019
Loss for the period before taxes	(24,639)	(12,152)	(8,384)
Company Statutory Income Tax Rate	25.00%	25.00%	29.58%
Income Tax at Company Statutory Tax Rate	6,160	3,038	2,480
Foreign Tax Rate Differential	8	58	38
Unrecognized DTA on tax losses and temporary differences	(5,650)	(2,681)	(2,132)
Non deductible expenses	(555)	(488)	(426)
Share based payments	(317)	—	—
Tax adjustments to the previous period	(57)	—	—
Local income taxes	(2,618)	—	—
Other	49	(20)	(30)
Income Tax at Company Effective Tax Rate	(2,980)	(93)	(70)
Company Effective Income Tax Rate	(12.09)%	(0.77)%	(0.83)%

Disclosure of detailed information about deferred tax assets liabilities (text block)

	As at December 31, 2021
(in EUR 000)	Assets	Liabilities	Net
Intangible assets	3,034	(580)	2,454
Right-of-use assets	—	(636)	(636)
Financial debt (Recoverable Cash Advances and derivatives)	1,655	(65)	1,590
Lease liabilities	654	—	654
Retirement benefit obligations	20	—	20
Other current liabilities	—	(41)	(41)
Tax-losses carried forward	20,218	—	20,218
Total gross deferred tax assets/(liabilities)	25,581	(1,322)	24,259
Netting by tax entity	(1,317)	1,317	—
Unrecognized deferred tax assets	(24,218)	—	(24,218)
Total deferred tax assets/(liabilities)	46	(5)	41

	As at December 31, 2020
(in EUR 000)	Assets	Liabilities	Net
Intangible assets	1,395	(202)	1,193
Right-of-use assets	—	(643)	(643)
Other current assets	58	—	58
Financial debt (Recoverable Cash Advances and derivatives)	1,535	(47)	1,488
Lease liabilities	649	—	649
Retirement benefit obligations	9	—	9
Other current liabilities	—	(99)	(99)
Tax-losses carried forward	13,978	—	13,978
Total gross deferred tax assets/(liabilities)	17,624	(991)	16,633
Netting by tax entity	(991)	991	—
Unrecognized deferred tax assets	(16,601)	—	(16,601)
Total deferred tax assets/(liabilities)	32	—	32